Note 13 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	20 17	20 16
Allocated shares	167,643	153,647
Unreleased shares	52,956	68,533
Total ESOP shares	220,599	222,180

Fair value of unreleased shares (in thousands)	$688	$822

Share-based Compensation, Activity [Table Text Block]
	201 7		201 6
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	20,524	$8.10	30,784	$8.10
Granted	--	--	--	--
Vested	(10,263)	8.10	(10,260)	8.10
Forfeited	(200)	8.10	--	--
Unvested at the end of the year	10,061	$8.10	20,524	$8.10

Share-based Compensation, Stock Options, Activity [Table Text Block]
	201 7			201 6
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	316,348	$6.49	3.8	354,266	$6.33	4.7
Granted	--	--	--	--	--	--
Exercised	(45,534)	5.00	--	(37,918)	5.00	--
Forfeited	(5,512)	6.89	--	--	--	--
Outstanding at the end of the period	265,302	$6.74	3.2	316,348	$6.49	3.8
Exercisable at the end of the period	235,462	$6.57	2.9	255,708	$6.11	3.2